Securitizations And Variable Interest Entities (Fair Value Of Retained Interests) (Details) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Variable Interest Entity [Line Items]
Type of transferred assets	¥ 165	¥ 199
Government And Government Agency Bonds [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	163	197
Bank And Corporate Debt Securities [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	0	0
Mortgage And Mortgage-Backed Securities [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	2	2
Level 2 [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	163	197
Level 2 [Member] | Government And Government Agency Bonds [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	163	197
Level 3 [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	2	2
Level 3 [Member] | Bank And Corporate Debt Securities [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	0	0
Level 3 [Member] | Mortgage And Mortgage-Backed Securities [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	2	2
Investment Grade [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	163	196
Investment Grade [Member] | Government And Government Agency Bonds [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	161	194
Investment Grade [Member] | Mortgage And Mortgage-Backed Securities [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	2	2
Other SPE [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	2	3
Other SPE [Member] | Government And Government Agency Bonds [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	2	3
Other SPE [Member] | Bank And Corporate Debt Securities [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	¥ 0	¥ 0